Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Bank Borrowings
Not later than 1 year		$ 26,923,000
Between 3 to 4 years	$ 17,000
Between 4 to 5 years	22,000
Later than 5 years	379,000
Bank borrowings	418,000	26,923,000
Unutilized bank borrowing facilities	$ 177,814,000	$ 157,430,000